Convertible Notes (Tables)	6 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
Schedule of Convertible Note

The convertible note accounted for at amortized cost as of December 31, 2025 consisted of following:

As of December 31, 2025

Convertible note principal	$2,175,000
OID	(160,000)
Legal cost	(15,000)
Fair value for Pre-Delivery Shares related to the issuance of Convertible Note	(2,000,000)
Accrued interests for Convertible debt	392,605
Conversion	(275,000)
Total	$117,605